INSURANCE CLAIMS (Details) - Schedule of Insurance Claims - Insurance Claims [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Life insurance and participating investment contracts
Claims and surrenders	£ (8,684)	£ (8,735)	£ (8,898)
	(23,981)	(3,542)	(15,129)
Reinsurers’ share	290	404	35
	(23,691)	(3,138)	(15,094)
Change in unallocated surplus	(19)	8	(147)
Insurance claims	(23,997)	(3,465)	(15,578)
Participating investment contracts [Member]
Life insurance and participating investment contracts
Change in insurance and participating investment contracts (note 32)	(12,633)	4,565	(9,067)
Non-participating investment contracts [Member]
Life insurance and participating investment contracts
Change in non-participating investment contracts	(2,664)	628	2,836
Deaths [Member]
Life insurance and participating investment contracts
Claims and surrenders	(674)	(721)	(675)
Maturities [Member]
Life insurance and participating investment contracts
Claims and surrenders	(1,122)	(1,198)	(1,280)
Surrenders [Member]
Life insurance and participating investment contracts
Claims and surrenders	(5,523)	(5,548)	(5,674)
Annuities [member]
Life insurance and participating investment contracts
Claims and surrenders	(1,104)	(1,032)	(985)
Other [Member]
Life insurance and participating investment contracts
Claims and surrenders	(261)	(236)	(284)
Life insurance and participating investment contracts [member]
Life insurance and participating investment contracts
Insurance claims	(23,710)	(3,130)	(15,241)
Non-life insurance, net of reinsurrance [Member]
Life insurance and participating investment contracts
Insurance claims	£ (287)	£ (335)	£ (337)